UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Strategic Advisers®
Value Fund

August 31, 2009

1.880100.100

PAS_VAL-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Hotels, Restaurants & Leisure - 2.9%
Carnival Corp. unit	144,744	$ 4,233,762
McDonald's Corp.	184,836	10,395,177
		14,628,939
Leisure Equipment & Products - 0.3%
Mattel, Inc.	73,300	1,318,667
Media - 0.3%
The Walt Disney Co.	65,200	1,697,808
Multiline Retail - 0.2%
Nordstrom, Inc.	44,800	1,256,192
Specialty Retail - 2.3%
Best Buy Co., Inc.	125,390	4,549,149
H&M Hennes & Mauritz AB (B Shares)	31,700	1,756,757
Ross Stores, Inc.	21,648	1,009,663
Staples, Inc.	212,129	4,584,108
		11,899,677
Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc. Class B	149,721	8,293,046
VF Corp.	18,000	1,252,080
		9,545,126
TOTAL CONSUMER DISCRETIONARY		40,346,409
CONSUMER STAPLES - 6.4%
Beverages - 1.0%
Diageo PLC sponsored ADR	18,200	1,129,128
PepsiCo, Inc.	68,913	3,905,300
		5,034,428
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	20,800	1,060,384
CVS Caremark Corp.	142,191	5,335,006
Shoppers Drug Mart Corp.	30,000	1,178,513
Wal-Mart de Mexico SA de CV Class V sponsored ADR	33,700	1,187,925
Wal-Mart Stores, Inc.	73,100	3,718,597
		12,480,425
Food Products - 1.4%
Archer Daniels Midland Co.	65,500	1,888,365
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Nestle SA:
(Reg.)	13,200	$ 548,219
sponsored ADR	110,906	4,597,054
		7,033,638
Household Products - 1.1%
Colgate-Palmolive Co.	16,500	1,199,550
Procter & Gamble Co.	84,300	4,561,473
		5,761,023
Tobacco - 0.5%
Altria Group, Inc.	141,900	2,593,932
TOTAL CONSUMER STAPLES		32,903,446
ENERGY - 17.7%
Energy Equipment & Services - 2.5%
Schlumberger Ltd.	78,900	4,434,180
Transocean Ltd. (a)	113,275	8,590,776
		13,024,956
Oil, Gas & Consumable Fuels - 15.2%
Anadarko Petroleum Corp.	134,034	7,086,378
Apache Corp.	25,900	2,200,205
Chevron Corp.	221,317	15,478,911
CNOOC Ltd.	1,437,700	1,882,158
Devon Energy Corp.	135,809	8,335,956
Exxon Mobil Corp.	105,000	7,260,750
Hess Corp.	112,791	5,706,097
Marathon Oil Corp.	134,100	4,139,667
Occidental Petroleum Corp.	111,556	8,154,744
Peabody Energy Corp.	52,625	1,719,785
Total SA:
Series B	128,200	7,356,594
sponsored ADR	103,530	5,929,163
XTO Energy, Inc.	55,201	2,130,759
		77,381,167
TOTAL ENERGY		90,406,123
FINANCIALS - 24.0%
Capital Markets - 3.7%
Bank of New York Mellon Corp.	81,800	2,422,098
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc. Class A	20,800	$ 4,151,056
Franklin Resources, Inc.	12,800	1,194,624
Goldman Sachs Group, Inc.	59,364	9,822,367
Morgan Stanley	41,300	1,196,048
		18,786,193
Commercial Banks - 6.2%
Fifth Third Bancorp	317,391	3,472,258
HSBC Holdings PLC sponsored ADR	22,400	1,207,808
PNC Financial Services Group, Inc.	127,134	5,414,637
SunTrust Banks, Inc.	55,400	1,294,698
Toronto-Dominion Bank	41,000	2,535,063
U.S. Bancorp, Delaware	178,651	4,041,086
Wells Fargo & Co.	492,488	13,553,270
		31,518,820
Consumer Finance - 1.2%
Capital One Financial Corp.	168,245	6,273,856
Diversified Financial Services - 5.8%
Bank of America Corp.	722,747	12,713,120
JPMorgan Chase & Co.	386,926	16,815,802
		29,528,922
Insurance - 5.3%
ACE Ltd.	70,400	3,673,472
Everest Re Group Ltd.	29,000	2,444,990
HCC Insurance Holdings, Inc.	142,900	3,778,276
Lincoln National Corp.	246,201	6,214,113
MetLife, Inc.	133,800	5,052,288
Prudential Financial, Inc.	112,490	5,689,744
		26,852,883
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc.	14,500	807,795
AvalonBay Communities, Inc.	52,805	3,402,226
Corporate Office Properties Trust (SBI)	36,800	1,356,448
Public Storage	8,600	606,730
Simon Property Group, Inc.	28,900	1,838,618
		8,011,817
Real Estate Management & Development - 0.2%
Hong Kong Land Holdings Ltd.	315,000	1,282,050
TOTAL FINANCIALS		122,254,541
Common Stocks - continued
	Shares	Value
HEALTH CARE - 9.0%
Health Care Equipment & Supplies - 2.1%
Becton, Dickinson & Co.	37,000	$ 2,575,940
Boston Scientific Corp. (a)	327,663	3,850,040
Covidien PLC	28,700	1,135,659
Medtronic, Inc.	79,700	3,052,510
		10,614,149
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc.	140,878	3,944,584
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc. (a)	95,959	4,338,306
Pharmaceuticals - 5.2%
Abbott Laboratories	216,706	9,801,612
Bristol-Myers Squibb Co.	169,372	3,748,202
Johnson & Johnson	81,900	4,950,036
Pfizer, Inc.	190,700	3,184,690
Teva Pharmaceutical Industries Ltd. sponsored ADR	98,900	5,093,350
		26,777,890
TOTAL HEALTH CARE		45,674,929
INDUSTRIALS - 9.6%
Aerospace & Defense - 4.9%
General Dynamics Corp.	181,521	10,744,228
L-3 Communications Holdings, Inc.	32,900	2,447,760
Lockheed Martin Corp.	64,700	4,851,206
The Boeing Co.	12,300	610,941
United Technologies Corp.	110,510	6,559,874
		25,214,009
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	44,500	2,378,970
Commercial Services & Supplies - 1.3%
Waste Management, Inc.	215,057	6,436,656
Industrial Conglomerates - 1.1%
3M Co.	16,800	1,211,280
General Electric Co.	326,400	4,536,960
		5,748,240
Machinery - 0.2%
Caterpillar, Inc.	26,200	1,187,122
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.6%
Burlington Northern Santa Fe Corp.	81,915	$ 6,800,583
Norfolk Southern Corp.	25,600	1,174,272
		7,974,855
TOTAL INDUSTRIALS		48,939,852
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 1.4%
Harris Corp.	106,700	3,705,691
QUALCOMM, Inc.	78,600	3,648,612
		7,354,303
Computers & Peripherals - 2.8%
Hewlett-Packard Co.	127,291	5,714,093
International Business Machines Corp.	70,627	8,337,517
		14,051,610
Electronic Equipment & Components - 0.4%
Corning, Inc.	123,500	1,862,380
IT Services - 0.8%
Automatic Data Processing, Inc.	42,000	1,610,700
MasterCard, Inc. Class A	13,140	2,662,558
		4,273,258
Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	97,600	1,983,232
Microchip Technology, Inc.	91,600	2,431,980
		4,415,212
Software - 2.8%
Microsoft Corp.	404,729	9,976,570
Oracle Corp.	203,388	4,448,096
		14,424,666
TOTAL INFORMATION TECHNOLOGY		46,381,429
MATERIALS - 4.7%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	42,797	3,211,059
Dow Chemical Co.	29,200	621,668
Monsanto Co.	39,000	3,271,320
Praxair, Inc.	14,300	1,095,666
		8,199,713
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 3.1%
Alcoa, Inc.	90,800	$ 1,094,140
Allegheny Technologies, Inc.	63,500	1,928,495
BHP Billiton Ltd. sponsored ADR	59,329	3,696,197
Freeport-McMoRan Copper & Gold, Inc.	79,210	4,988,646
United States Steel Corp.	98,597	4,316,577
		16,024,055
TOTAL MATERIALS		24,223,768
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	541,921	14,117,042
Verizon Communications, Inc.	77,600	2,408,704
		16,525,746
Wireless Telecommunication Services - 0.2%
China Mobile (Hong Kong) Ltd. sponsored ADR	19,700	969,634
TOTAL TELECOMMUNICATION SERVICES		17,495,380
UTILITIES - 4.6%
Electric Utilities - 4.1%
American Electric Power Co., Inc.	169,845	5,338,228
E.ON AG sponsored ADR	47,400	2,007,390
Exelon Corp.	43,900	2,195,878
FirstEnergy Corp.	124,784	5,631,502
FPL Group, Inc.	104,100	5,848,338
		21,021,336
Multi-Utilities - 0.5%
Sempra Energy	47,500	2,383,075
TOTAL UTILITIES		23,404,411
TOTAL COMMON STOCKS (Cost $422,520,032)		492,030,288
Money Market Funds - 3.2%
	Shares	Value
SSgA US Treasury Money Market Fund, 0% (b) (Cost $16,298,061)	16,298,061	$ 16,298,061
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $438,818,093)		508,328,349
NET OTHER ASSETS - 0.4%		1,927,845
NET ASSETS - 100%		$ 510,256,194
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 40,346,409	$ 40,346,409	$ -	$ -
Consumer Staples	32,903,446	32,903,446	-	-
Energy	90,406,123	81,167,371	9,238,752	-
Financials	122,254,541	122,254,541	-	-
Health Care	45,674,929	45,674,929	-	-
Industrials	48,939,852	48,939,852	-	-
Information Technology	46,381,429	46,381,429	-	-
Materials	24,223,768	24,223,768	-	-
Telecommunication Services	17,495,380	17,495,380	-	-
Utilities	23,404,411	23,404,411	-	-
Money Market Funds	16,298,061	16,298,061	-	-
Total Investments in Securities:	$ 508,328,349	$ 499,089,597	$ 9,238,752	$ -
Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $439,164,615. Net unrealized appreciation aggregated $69,163,734, of which $73,739,302 related to appreciated investment securities and $4,575,568 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	October 30, 2009
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	October 30, 2009